Debt - Additional Information (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jun. 28, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 28, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000								€ 435,000
Repayment of loans and borrowings		$ 121,724		$ 148,919	$ 3,433,206
Debt fee Captilization		21,724
Line of credit		75,000		75,000
Committed to future repurchases		12,446
Face value amount		12,776
Proceeds under line of credit		900,000		796,600	600,000
Repayment of line of credit		900,000		771,600	600,000
Voluntary prepayment				9,434
Principal Outstanding		2,519,857		2,658,023
Amortization expense on deferred debt issuance costs		151,148		126,628	165,827
Gain on loan note repurchase		10,758		11,534	0
Secured Notes
Debt Instrument [Line Items]
Debt instrument issued	400,000								435,000
Repurchased Amount		24,837		43,200
Gain on loan note repurchase		10,758		11,534
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		75,000
Interest Expense
Debt Instrument [Line Items]
Loss on extinguishment of debt	40,538
First Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings		416,700
Aggregate debt amount, borrowed	1,018,000								710,000
Second Lien Term Loan
Debt Instrument [Line Items]
Repayment of loans and borrowings		$ 250,000				$ 250,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Term loan						1,540,000
Credit facility available balance						$ 225,000
Percentage of reporting date exceeds of total new revolving credit facility		40.00%	40.00%
First lien net leverage ratio, Description		First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0.	First Lien Net Leverage Ratio was not permitted to exceed 9.0 to 1.0.
New Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
First lien debt ratio		9	9
New Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
First lien debt ratio		1	1
EUR Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Repayment of loans and borrowings | €			€ 212,459				€ 212,459
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance	305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs		$ 24,474
Line of credit facility, amount outstanding		35,640		21,408
Repayment of line of credit		35,000
Debt instrument, principal payment				19,624
Repurchased Amount		153,345
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	$ 390,000				390,000
Debt issuance costs					$ 16,765
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €								€ 275,000	€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit		$ 135,413		121,960
Credit facility utilization rate for debt covenants, percentage		40.00%	40.00%
First lien debt ratio, description		First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio		7.5	7.5
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio		1	1
Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €										€ 1,043,716
Repayment of loans and borrowings | €			€ 204,500
Repurchased Amount				$ 13,845
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment		$ 10,190